SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Loss Per Share
Net loss attributable to the owners of the Company		$ (10,886)	$ (33,009)
Basic loss per share	[1]	$ (0.005)	$ (0.001)
Diluted loss per share	[1]	$ (0.005)	$ (0.001)
Weighted average number of ordinary shares used in calculating basic loss per share		376	11
Weighted average number of ordinary shares used in calculating diluted loss per share		376	11

[1]	After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)